Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Continuing operations Diluted	$ (19.44)	$ (38.00)	$ (75.00)
Diluted	804,566	388,010	261,608